Financial liabilties designated at fair value - Summary of Financial Liabilities at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,260,288	$ 2,220,739
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	148,505	94,429
Deposits by banks and customer accounts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	19,003	145
Liabilities to customers under investment contracts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	5,458	5,635
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	196,093	169,639
Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	109,351	64,359
Subordinated liabilities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	14,282	23,831
Preferred securities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	411	459
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	97,614	87,730
HSBC Holdings | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	25,049	30,890
HSBC Holdings | Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	68,567	51,754
HSBC Holdings | Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	17,767	17,496
HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	24,997	29,271
HSBC Holdings | Subordinated liabilities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 7,282	$ 13,394